Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the year ended December 31, 2013:

2013
Stock price volatility	27%
Risk-free interest rate	0.88%
Expected life (in years)	4.93
Dividend rate	0%
Forfeiture rate	4.1%

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of employee stock options as of December 31, 2015 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	2,531	$18.23
Exercised	(669)	$15.30
Forfeited	(22)	$17.01
Expired	(19)	$12.80
Outstanding at December 31, 2015	1,821	$19.37	4.59	$15,080
Vested at December 31, 2015	1,670	$19.27	4.36	$14,001
Vested and expected to vest at December 31, 2015	1,817	$19.37	4.59	$15,048

Schedule of Employee Stock Options and Restricted Stock Units
A summary of stock units as of December 31, 2015 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	9,160
Granted	1,691
Vested	(1,153)
Forfeited	(742)
Outstanding at December 31, 2015	8,956	2.46	$247,757
Vested and expected to vest at December 31, 2015	7,298	2.27	$189,560

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs
Share-based compensation expense before taxes for the years ended December 31, 2015, 2014 and 2013 totaled approximately $27.6 million, $42.2 million and $37.9 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $3.3 million, $1.6 million and $3.1 million, respectively, for the years ended December 31, 2015, 2014 and 2013.

Compensation Expense (in thousands)	2015	2014	2013
Cost of sales	$2,460	$2,726	$3,337
Research and development	6,037	6,650	7,632
Sales and marketing	6,180	8,290	10,412
General and administrative	12,890	24,522	16,554
Share-based compensation expense	27,567	42,188	37,935
Less: income tax benefit	6,511	9,685	8,832
Net share-based compensation expense	$21,056	$32,503	$29,103